CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 591	$ 487	$ (2,450)
Items that may be reclassified to profit or loss
Foreign currency translation	7	(161)	(598)
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation	(355)	(36)	3,414
Other	0	0	(3)
Items that will not be reclassified to profit or loss
Fair value re-measurement of financial instruments	8	(11)	(16)
Other comprehensive (loss) / income for the period, net of tax	(340)	(208)	2,797
Total comprehensive income / (loss)	251	279	347
Attributable to:
The owners of the parent	189	221	271
Non-controlling interests	62	58	76
Total comprehensive income for the period, net of tax from:
Continuing operations	251	279	188
Discontinued operations	$ 0	$ 0	$ 159